Share Based Payments - Schedule of Assumptions Adopted in Measuring the Fair Value (Details)	12 Months Ended
Jun. 30, 2025 $ / shares
Schedule of Assumptions Adopted in Measuring the Fair Value [Abstract]
Share price at the start of the plan 03/07/2023	$ 24.85
Share projection – DI	$ 32.9
Annual volatility	34.10%
Start of the plan	Jul. 01, 2023
Maturity	Jun. 30, 2026
DI rate - 1 day	9.80%
Share price volatility during the period	$ 14.68
Modeling	Black-Scholes